Exhibit 99.1

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

Collection Period	31-Mar-21	30/360 Days	30	Collection Period Start	1-Mar-21
Distribution Date	15-Apr-21	Actual/360 Days	31	Collection Period End	31-Mar-21
				Prior Month Settlement Date	15-Mar-21
				Current Month Settlement Date	15-Apr-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	66,216,546.62	55,968,665.78	0.053730
Yield Supplement Overcollaterization		70,401,532.33	949,171.76	748,807.02
Total Adjusted Pool Balance		1,041,666,668.41	65,267,374.86	55,219,858.76
Total Adjusted Securities		1,041,666,668.41	65,267,374.86	55,219,858.76	0.053011
Class A-1 Notes	1.00000%	233,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.47000%	266,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.16600%	80,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.74000%	332,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	2.11000%	89,000,000.00	23,600,706.45	13,553,190.35	0.152283
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	10,047,516.10	41,497.91	112.8934393	0.4662687
Certificates	0.00	0.00	—	—

Total Securities	10,047,516.10	41,497.91

I. COLLECTIONS

Interest:
Interest Collections				137,727.21
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				137,727.21
Principal:
Principal Collections				10,207,206.49
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				10,207,206.49
Recoveries of Defaulted Receivables				134,887.56

Total Collections				10,479,821.26

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			15,715	65,267,374.86
Total Principal Payment				10,047,516.10

			14,442	55,219,858.76

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	10,479,821.26
Reserve Account Draw	0.00
Total Available for Distribution	10,479,821.26
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	55,180.46
Servicing Fee Paid	55,180.46
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	41,497.91
Class A-4 Notes Monthly Interest Paid	41,497.91
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		41,497.91
Total Note Monthly Interest Paid		41,497.91
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		10,383,142.89
4. Total Monthly Principal Paid on the Notes		10,047,516.10
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		10,047,516.10
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		335,626.79
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		335,626.79

V. RESERVE ACCOUNT
Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS
Weighted Average Coupon		2.39%
Weighted Average Remaining Maturity		11.83

	Amount	Number
Principal on Defaulted Receivables	40,674.35	8
Principal Recoveries of Defaulted Receivables	134,887.56

Monthly Net Losses	(94,213.21)
Pool Balance at Beginning of Collection Period	66,216,546.62
Net Loss Ratio for Third Preceding Collection Period	-0.66%
Net Loss Ratio for Second Preceding Collection Period	0.38%
Net Loss Ratio for Preceding Collection Period	0.01%
Net Loss Ratio for Current Collection Period	-1.71%
Four-Month Average Net Loss Ratio	-0.49%
Cumulative Net Losses for all Periods	9,629,996.57

Nissan Auto Receivables 2017-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	469,629.72	76	0.84%
61-90 Days Delinquent	59,377.76	13	0.11%
91-120 Days Delinquent	60,341.29	8	0.11%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	589,348.77	97	1.05%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.52%	0.33%
Delinquency Ratio for Second Preceding Collection Period	0.30%	0.22%
Delinquency Ratio for Preceding Collection Period	0.33%	0.23%
Delinquency Ratio for Current Collection Period	0.21%	0.15%
Four-Month Average Delinquency Ratio	0.34%	0.23%
60 Day Delinquent Receivables	119,719.05
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	265,455.24
Number of Extensions	34

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO